CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ (893,384)	$ (125,832)	¥ (1,503,291)	¥ 209,628
Less: Net income (loss) from discontinued operations, net of tax	15,222	2,144	(38,464)	1,473,489
Net loss from continuing operations	(908,606)	(127,976)	(1,464,827)	(1,263,861)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss of equity investees				58
Fair value change of equity investments without readily determinable fair values under the measurement alternative				(58,643)
Change in fair value change of derivative assets and derivative liabilities	(32,322)	(4,552)	(71,619)	14,918
Impairment of long-term investments			12,312	10,691
Gain on disposal of a subsidiary	(939)	(132)
Depreciation and amortization	189,197	26,648	188,910	191,365
Lease expense to reduce operating lease right-of -use assets	486,767	68,560	713,799	769,005
Share-based compensation	48,344	6,809	72,096	107,681
Accretion (reversal) on secured bank borrowings and convertible senior notes held by third parties	(44,123)	(6,215)	51,445	81,290
Accretion on convertible senior notes held by a related party	1,453	205	1,342	5,949
Allowance for credit losses	76,911	10,833	201,155	64,366
Loss (gain) on disposal of property and equipment	9,141	1,287	(6,919)	10,386
Gain on disposal of long-term investments				(247,145)
Impairment of long-lived assets	94,699	13,338	0	0
Gain from the repurchase of convertible senior notes			(17,356)
Foreign exchange (gain) loss	14,010	1,974	132,730	(44,556)
Changes in operating assets and liabilities:
Accounts and notes receivable	(143,357)	(20,191)	93,451	(2,796,772)
Inventories	8,686	1,223	9,142	2,647
Prepayments and other current assets	(74,485)	(10,491)	20,404	(1,391,552)
Amounts due from related parties	14,612	2,058	50,211	57,211
Non-current deposits	(31,102)	(4,381)		3,850
Other non-current assets	14,923	2,102	(49,223)	11,166
Lease rental receivables - interest portion	(291)	(41)	4,748	(10,885)
Accounts and notes payable	212,578	29,941	76,854	2,697,827
Income tax payable	1,214	171	976	(13,963)
Customer advances and deposits and deferred revenue	10,447	1,471	(20,616)	17,672
Accrued expenses and other liabilities	(6,041)	(852)	(352,380)	1,626,075
Amounts due to related parties	(196)	(28)	(1,448)	(972)
Other non-current liabilities	(17,194)	(2,422)
Operating lease liabilities	(469,418)	(66,116)	(696,849)	(734,943)
Net cash used in continuing operating activities	(545,092)	(76,777)	(1,051,662)	(891,135)
Net cash used in discontinued operating activities			(66,174)	(1,912,826)
Net cash used in operating activities	(545,092)	(76,777)	(1,117,836)	(2,803,961)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(129,510)	(18,241)	(143,276)	(160,012)
Origination of lease rental and other financing receivables				(45,671)
Receipt of repayment on lease and other financing receivables-principal portion	36,466	5,136	554,195	1,165,834
Disposal of property and equipment and intangible assets to third parties	17,005	2,395	25,273	17,913
Disposal of property and equipment and intangible assets to a related party	14,015	1,974	16,013
Cash paid for business acquisitions (net of cash acquired of nil, for the year ended December 31, 2021)				(1,749)
Acquisition of intangible assets	(34,224)	(4,820)	(32,505)	(19,355)
Disposal of long-term investments				354,018
Acquisition of long-term investments				(50,000)
Proceeds from disposal of subsidiaries (net of cash disposed of RMB3,550,235, nil, andRMB445(US$63) for the year ended December 31, 2021, 2022 and 2023, respectively)	(445)	(63)		3,550,235
Proceeds from maturities of short-term investments	1,782,502	251,060	1,804,329	425,120
Purchase of short-term investments	(1,043,834)	(147,021)	(2,233,094)	(349,212)
Other investing activities, net	(13,000)	(1,831)	159,821	103,613
Net cash generated from continuing investing activities	628,975	88,589	150,756	4,990,734
Net cash used in discontinued investing activities				(448,016)
Net cash generated from investing activities	628,975	88,589	150,756	4,542,718
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	415,690	58,549	110,142	906,341
Proceeds from long-term bank loans			138,635	701,085
Repayment of short-term bank loans	(200,270)	(28,207)	(530,495)	(2,245,093)
Repayment of long-term bank loans			(932)	(2,797)
Proceeds from loan from a related party				600,000
Repayment of loan from a related party				(600,000)
Proceeds from other financing activities			1,722	2,440
Principal repayment of financing lease liabilities	(1,193)	(168)	(1,772)	(1,481)
Proceeds from issuance of series A preferred shares of a subsidiary, net of issuance cost				191,865
Proceeds from long-term borrowings, net of issuance costs				585,529
Principal repayment of long-term borrowings	(27,045)	(3,809)	(301,765)	(378,829)
Redemption of convertible senior notes held by a related party	(503,318)	(70,891)	(746,538)
Redemption of convertible senior notes held by third parties			(617,368)
Principal repayment of other financing activities	(13,542)	(1,907)
Contributions from non-controlling interest shareholders				415
Proceeds from the exercise of share options	45	6	4	2,603
Repurchase of ordinary shares	(23,853)	(3,360)
Net cash used in continuing financing activities	(353,486)	(49,787)	(1,948,367)	(237,922)
Net cash used in discontinued financing activities				(337,838)
Net cash used in financing activities	(353,486)	(49,787)	(1,948,367)	(575,760)
Exchange rate effect on cash, cash equivalents and restricted cash	37,845	5,332	77,722	(55,970)
Net increase (decrease) in cash, cash equivalents and restricted cash	(231,758)	(32,643)	(2,837,725)	1,107,027
Cash, cash equivalents and restricted cash at the beginning of the year	2,478,423	349,079	5,316,148	4,209,121
Cash, cash equivalents and restricted cash at the end of the year	2,246,665	316,436	2,478,423	5,316,148
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	425,976		533,481	3,571,745
Restricted cash - current	1,008,318		399,337	675,159
Restricted cash - non-current	812,371		1,545,605	1,069,244
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	2,246,665		2,478,423	5,316,148
Supplemental disclosures of cash flow information:
Income taxes paid				17,161
Interest expense paid	102,840	14,485	87,387	152,348
Supplemental disclosures of non-cash investing and financing activities:
Purchase of property and equipment included in accrued expenses and other liabilities	70,015	9,861	71,234	29,545
Acquisition of property and equipment through financing leases	¥ 643	$ 91	¥ 37,897	¥ 3,972